UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110. Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

May 31, 2014

Distributed by Northern Lights Distributors, LLC

Member FINRA

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW
May 31, 2014 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2014, compared to its benchmarks:

	Six Month	One Year	Three Years	Five Years	Since Inception (1)
Multi-Asset Balanced Fund - Class A with sales charge	(2.26)%	1.82%	1.01%	4.99%	6.43%
Multi-Asset Balanced Fund - Class A without sales charge	3.66%	8.00%	3.02%	6.24%	7.60%
Multi-Asset Balanced Fund - Class C	3.22%	7.16%	2.25%	5.45%	6.81%
Multi-Asset Balanced Fund - Class T with sales charge	(0.12)%	4.00%	1.54%	N/A	3.18%
Multi-Asset Balanced Fund - Class T without sales charge	3.50%	7.76%	2.76%	N/A	4.01%
S&P 500 Total Return Index (2)	7.62%	20.45%	15.15%	18.40%	17.51%
Barclays Hedge Fund Index (2)	3.52%	7.64%	4.44%	7.63%	9.02%
Barclays Hedge Fund of Funds Index (2)	1.98%	4.79%	2.27%	3.70%	4.16%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated April 1, 2014 is 1.42% for the Class A, 1.67% for the Class T and 2.17% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	60.2%
Asset Allocation Funds	30.1%
Commodity Funds	5.6%
Money Market Fund	4.3%
Liabilities In Excess of Other Assets	(0.2)%
Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW
May 31, 2014 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2014, compared to its benchmarks:

	Six Month	One Year	Three Years	Five Years	Since Inception (1)
Multi-Asset Growth Fund - Class A with sales charge	(0.47)%	9.59%	0.98%	7.08%	8.92%
Multi-Asset Growth Fund - Class A without sales charge	5.58%	16.24%	2.98%	8.36%	8.66%
Multi-Asset Growth Fund - Class C	5.24%	15.37%	2.23%	7.55%	8.07%
Multi-Asset Growth Fund - Class T with sales charge	1.80%	11.88%	1.54%	N/A	4.42%
Multi-Asset Growth Fund - Class T without sales charge	5.49%	15.98%	2.76%	N/A	5.26%
S&P 500 Total Return Index (2)	7.62%	20.45%	15.15%	18.40%	17.51%
Barclays Hedge Fund Index (2)	3.52%	7.64%	4.44%	7.63%	9.02%
Barclays Hedge Fund of Funds Index (2)	1.98%	4.79%	2.27%	3.70%	4.16%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 19, 2013 is 1.69% for the Class A, 1.94% for the Class T and 2.44% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	97.2%
Money Market Fund	2.8%
Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW
May 31, 2014 (Unaudited)

The Fund's performance figures* for the period ending May 31, 2014, compared to its benchmarks:

	Six Month	One Year	Three Years	Since Inception (1)
Alternative Strategies Fund - Class A with sales charge	(2.34)%	(0.76)%	(4.51)%	(0.15)%
Alternative Strategies Fund - Class A without sales charge	3.58%	5.25%	(2.61)%	1.20%
Alternative Strategies Fund - Class C	3.05%	4.44%	(3.35)%	0.40%
Alternative Strategies Fund - Class T with sales charge	(0.19)%	1.38%	(3.99)%	0.12%
Alternative Strategies Fund - Class T without sales charge	3.41%	5.09%	(2.84)%	0.92%
S&P 500 Total Return Index (2)	7.62%	20.45%	15.15%	15.30%
Barclays Hedge Fund Index (2)	3.52%	7.64%	4.44%	5.94%
Barclays Hedge Fund of Funds Index (2)	1.98%	4.79%	2.27%	2.83%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table to the Fund's prospectus dated July 19, 2013 is 1.69% for the Class A, 1.94% for the Class T and 2.44% for the Class C Shares.  For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type		% of Net Assets
Equity Funds		30.8%
Asset Allocation Fund		13.8%
Commodity Fund		7.6%
Money Market Funds		6.6%
Certificates of Deposit		4.5%
Commercial Paper		3.8%
Retail		2.5%
Bonds & Notes		1.5%
Electric		1.5%
Banks		1.4%
Other Assets Less Liabilities		26.0%
Total		100.0%

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value
	MUTUAL FUNDS - 95.9%
	ASSET ALLOCATION FUNDS - 30.1%
1,782,942	Compass EMP Enhanced Fixed Income Fund - Cl. I +	$ 17,722,448
1,418,708	Compass EMP Market Neutral Income Fund - Cl. I +	13,960,083
		31,682,531
	COMMODITY FUNDS - 5.6%
309,632	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I * +	2,950,792
301,725	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I * +	2,920,697
		5,871,489
	EQUITY FUNDS - 60.2%
295,196	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	3,087,747
955,368	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,808,355
691,904	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,863,295
629,905	Compass EMP Long Short Strategies Fund - Cl. I * +	6,853,363
383,953	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	4,323,311
1,030,388	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	14,260,570
771,334	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	10,706,119
249,175	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,406,223
		63,308,983

	TOTAL MUTUAL FUNDS (Cost - $95,330,765)	100,863,003

	SHORT TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
4,486,827	AIM STIT - Liquid Assets Portfolio, 0.06% **	4,486,827
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,486,827)

	TOTAL INVESTMENTS - 100.2% (Cost - $99,817,592) (a)	$ 105,349,830
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(186,116)
	NET ASSETS - 100.0%	$ 105,163,714

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,819,516 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 5,678,001
	Unrealized depreciation	(147,687)
	Net unrealized appreciation	$ 5,530,314

+ Affiliated company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on May 31, 2014.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value
	MUTUAL FUNDS - 97.2%
	EQUITY FUND - 97.2%
306,761	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	$ 3,208,717
930,168	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,496,874
721,060	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	9,236,777
1,009,251	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	13,968,041
799,228	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	11,093,285
258,288	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,530,796
	TOTAL MUTUAL FUNDS (Cost - $47,294,194)	52,534,490

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
1,555,327	AIM STIT - Liquid Assets Portfolio, 0.06% *	1,555,327
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,555,327)

	TOTAL INVESTMENTS - 100.0% (Cost - $48,849,521) (a)	$ 54,089,817
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.0) %	(34,697)
	NET ASSETS - 100.0%	$ 54,055,120

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,850,547 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 5,239,270
	Unrealized depreciation	-
	Net unrealized appreciation	$ 5,239,270

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on May 31, 2014.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value
	COMMON STOCK - 30.0%
	ADVERTISING - 0.1%
737	Omnicom Group, Inc.	$ 52,438

	AEROSPACE/DEFENSE - 0.6%
478	B/E Aerospace, Inc. *	46,246
339	Boeing Co.	45,850
541	L-3 Communications Holdings, Inc.	65,553
337	Lockheed Martin Corp.	55,150
460	Northrop Grumman Corp.	55,913
528	Raytheon Co.	51,517
686	Rockwell Collins, Inc.	54,221
516	United Technologies Corp.	59,970
		434,420
	AGRICULTURE - 0.4%
1,804	Altria Group, Inc. ^	74,974
1,040	Archer-Daniels-Midland Co.	46,738
1,031	Lorillard, Inc.	64,097
741	Philip Morris International, Inc.	65,608
1,172	Reynolds American, Inc.	69,887
		321,304
	AIRLINES - 0.2%
363	Alaska Air Group, Inc.	35,741
833	Delta Air Lines, Inc.	33,245
1,762	Southwest Airlines Co.	46,605
		115,591
	APPAREL - 0.3%
469	Hanesbrands, Inc.	39,785
698	NIKE, Inc.	53,683
270	Ralph Lauren Corp.	41,440
436	Under Armour, Inc. *	22,144
797	VF Corp. ^	50,227
		207,279
	AUTO MANUFACTURERS - 0.2%
2,743	Ford Motor Co.	45,095
1,168	General Motors Co.	40,390
522	Oshkosh Corp.	28,214
779	PACCAR, Inc.	49,357
		163,056
	AUTO PARTS & EQUIPMENT - 0.4%
1,385	Allison Transmission Holdings, Inc.	42,894
690	BorgWarner, Inc. ^	43,394
873	Johnson Controls, Inc.	42,218
607	Lear Corp.	53,446
507	TRW Automotive Holdings Corp. * ^	43,029
465	WABCO Holdings, Inc. *	49,648
		274,629
	BANKS - 1.4%
2,719	Bank of America Corp.	41,166
1,507	BB&T Corp.	57,146
687	Capital One Financial Corp.	54,198
1,133	CIT Group, Inc.	50,396
906	Citigroup, Inc.	43,098
907	Comerica, Inc. ^	43,509
1,111	East West Bancorp, Inc.	37,196
2,489	Fifth Third Bancorp	51,497
878	First Republic Bank ^	44,655
304	Goldman Sachs Group, Inc.	48,582
4,536	Huntington Bancshares, Inc.	42,049
2,998	KeyCorp	41,043
517	M&T Bank Corp.	62,748
1,278	Morgan Stanley	39,439
831	Northern Trust Corp.	50,192
646	PNC Financial Services Group, Inc.	55,084
3,643	Regions Financial Corp.	37,122

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	BANKS (Continued) - 1.4%
289	Signature Bank *	$ 33,472
659	State Street Corp.	43,013
1,195	SunTrust Banks, Inc.	45,792
317	SVB Financial Group *	33,428
1,648	US Bancorp	69,529
1,304	Wells Fargo & Co.	66,217
		1,090,571
	BEVERAGES - 0.6%
647	Brown-Forman Corp.	59,957
1,780	Coca-Cola Co.	72,820
1,158	Coca-Cola Enterprises, Inc.	52,851
532	Constellation Brands, Inc. *	44,757
1,221	Dr Pepper Snapple Group, Inc.	70,452
175	Keurig Green Mountain, Inc. ^	19,736
840	Molson Coors Brewing Co.	55,213
534	Monster Beverage Corp. *	37,049
835	PepsiCo, Inc.	73,756
		486,591
	BIOTECHNOLOGY - 0.2%
305	Amgen, Inc.	35,377
86	Biogen Idec, Inc. *	27,466
225	Celgene Corp. * ^	34,432
457	Gilead Sciences, Inc. * ^	37,113
71	Regeneron Pharmaceuticals, Inc. * ^	21,794
		156,182
	BUILDING MATERIALS - 0.0%
752	Fortune Brands Home & Security, Inc.	30,065

	CHEMICALS - 1.3%
354	Air Products & Chemicals, Inc.	42,469
512	Airgas, Inc.	54,436
819	Albemarle Corp.	56,667
522	Ashland, Inc.	53,766
132	CF Industries Holdings, Inc.	32,117
513	Ecolab, Inc.	56,015
837	EI du Pont de Nemours & Co.	58,014
745	FMC Corp.	57,037
639	International Flavors & Fragrances, Inc.	63,427
565	LyondellBasell Industries NV	56,257
561	Mosaic Co.	28,044
128	NewMarket Corp.	50,113
268	PPG Industries, Inc.	54,031
533	Praxair, Inc.	70,484
555	Rockwood Holdings, Inc.	42,385
210	Sherwin-Williams Co.	42,968
759	Sigma-Aldrich Corp.	74,784
627	Valspar Corp.	46,812
647	Westlake Chemical Corp.	52,310
		992,136
	COMMERCIAL SERVICES - 1.2%
967	ADT Corp. ^	31,137
145	Alliance Data Systems Corp. *	37,127
888	Automatic Data Processing, Inc.	70,756
1,039	Cintas Corp.	64,543
790	Equifax, Inc.	55,924
268	FleetCor Technologies, Inc. *	33,878
551	Gartner, Inc. *	39,171
571	Global Payments, Inc.	39,148
1,488	Iron Mountain, Inc.	46,336
480	Manpowergroup, Inc.	39,350
595	MasterCard, Inc.	45,488
506	Moody's Corp. ^	43,283
1,248	Quanta Services, Inc. *	42,370
953	Robert Half International, Inc.	43,447

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 1.2%
1,457	SEI Investments Co.	$ 47,979
1,851	Total System Services, Inc.	56,011
291	Towers Watson & Co.	32,740
300	United Rentals, Inc. * ^	30,315
1,118	Vantiv, Inc. *	34,647
792	Verisk Analytics, Inc. *	46,879
2,212	Western Union Co. ^	35,768
		916,297
	COMPUTERS - 0.8%
346	3D Systems Corp. * ^	17,525
71	Apple, Inc.	44,943
900	Cognizant Technology Solutions Corp. *	43,749
620	Computer Sciences Corp.	38,992
1,816	EMC Corp.	48,233
956	Hewlett-Packard Co.	32,026
393	HIS, Inc. *	49,483
295	International Business Machines Corp.	54,386
1,067	Jack Henry & Associates, Inc.	61,875
961	NCR Corp. *	31,386
1,220	NetApp, Inc.	45,152
446	SanDisk Corp.	43,097
1,390	Synopsys, Inc. *	53,501
520	Teradata Corp. *	21,835
397	Western Digital Corp.	34,877
		621,060
	COSMETICS/PERSONAL CARE - 0.3%
1,099	Colgate-Palmolive Co.	75,172
741	Estee Lauder Cos., Inc.	56,775
893	Procter & Gamble Co.	72,145
		204,092
	DISTRIBUTION/WHOLESALE - 0.3%
743	Arrow Electronics, Inc. *	42,871
750	Fastenal Co. ^	36,562
253	Fossil Group, Inc. *	26,504
599	Genuine Parts Co.	51,712
1,069	LKQ Corp. *	29,654
210	WW Grainger, Inc. ^	54,258
		241,561
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
219	Affiliated Managers Group, Inc. *	41,303
551	American Express Co.	50,417
426	Ameriprise Financial, Inc.	47,972
138	BlackRock, Inc.	42,076
703	CBOE Holdings, Inc.	35,628
1,291	Charles Schwab Corp.	32,546
604	CME Group, Inc.	43,488
746	Discover Financial Services	44,111
1,093	Eaton Vance Corp.	40,605
1,550	FNF Group *	51,677
813	Franklin Resources, Inc.	44,886
1,076	Invesco Ltd.	39,489
849	LPL Financial Holdings, Inc.	39,818
1,252	NASDAQ OMX Group, Inc.	47,451
714	Ocwen Financial Corp. *	25,040
917	Raymond James Financial, Inc.	44,383
4,861	SLM Corp.	41,853
561	T Rowe Price Group, Inc.	45,738
1,103	TD Ameritrade Holding Corp.	33,465
188	Visa, Inc.	40,388
519	Waddell & Reed Financial, Inc.	31,337
		863,671

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	ELECTRIC - 1.5%
1,247	Alliant Energy Corp.	$ 72,700
1,340	American Electric Power Co., Inc.	71,489
2,331	CMS Energy Corp.	69,347
1,334	Consolidated Edison, Inc.	73,383
924	DTE Energy Co.	70,335
1,084	Duke Energy Corp.	77,051
857	Entergy Corp.	64,635
1,501	ITC Holdings Corp.	54,937
651	NextEra Energy, Inc. ^	63,381
1,546	Northeast Utilities	70,188
1,528	OGE Energy Corp.	56,124
1,145	Pinnacle West Capital Corp.	63,456
1,667	Public Service Enterprise Group, Inc.	64,946
1,391	SCANA Corp.	72,332
1,725	Southern Co.	75,520
1,532	Wisconsin Energy Corp.	69,737
2,388	Xcel Energy, Inc.	73,455
		1,163,016
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
231	Acuity Brands, Inc. ^	28,993
1,054	AMETEK, Inc.	55,946
920	Emerson Electric Co.	61,392
476	Energizer Holdings, Inc.	55,216
417	Hubbell, Inc.	48,789
		250,336
	ELECTRONICS - 0.5%
704	Agilent Technologies, Inc.	40,086
494	Amphenol Corp.	47,325
933	Avnet, Inc.	40,651
833	FLIR Systems, Inc.	29,080
1,197	Gentex Corp.	34,617
630	Honeywell International, Inc.	58,685
197	Mettler-Toledo International, Inc. *	48,269
467	Thermo Fisher Scientific, Inc.	54,597
710	Trimble Navigation Ltd. *	25,610
415	Waters Corp. *	41,566
		420,486
	ENGINEERING & CONSTRUCTION - 0.0%
741	Jacobs Engineering Group, Inc. *	40,807

	ENVIRONMENTAL CONTROL - 0.2%
1,860	Republic Services, Inc.	65,844
571	Stericycle, Inc. *	65,305
1,319	Waste Connections, Inc.	60,107
		191,256
	FOOD - 1.0%
1,554	ConAgra Foods, Inc.	50,194
1,303	General Mills, Inc.	71,574
615	Hershey Co.	59,864
1,409	Hillshire Brands Co.	75,072
1,152	Hormel Foods Corp.	56,690
499	Ingredion, Inc.	37,999
527	JM Smucker Co.	54,070
1,044	Kraft Foods Group, Inc.	62,076
1,113	Kroger Co.	53,135
885	McCormick & Co., Inc.	63,994
1,451	Mondelez International, Inc.	54,587
852	Safeway, Inc.	29,258
1,359	Sysco Corp.	51,003
953	Tyson Foods, Inc.	40,464
1,175	WhiteWave Foods Co. *	37,001
680	Whole Foods Market, Inc.	26,003
		822,984

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	FOREST PRODUCTS & PAPER - 0.1%
941	International Paper Co.	$ 44,820
1,159	MeadWestvaco Corp.	47,032
		91,852
	GAS - 0.4%
1,466	AGL Resources, Inc.	78,255
1,240	Atmos Energy Corp.	62,124
829	National Fuel Gas Co.	62,175
1,822	NiSource, Inc.	68,088
674	Sempra Energy	67,636
		338,278
	HAND/MACHINE TOOLS - 0.2%
615	Lincoln Electric Holdings, Inc.	40,399
448	Snap-on, Inc.	52,537
457	Stanley Black & Decker, Inc.	39,942
		132,878
	HEALTHCARE PRODUCTS - 1.0%
864	Baxter International, Inc.	64,290
612	Becton Dickinson and Co.	72,032
1,200	CareFusion Corp. *	51,516
349	Cooper Cos., Inc.	45,028
1,499	DENTSPLY International, Inc.	70,888
552	Edwards Lifesciences Corp. *	44,822
558	Henry Schein, Inc. * ^	66,765
438	IDEXX Laboratories, Inc. *	56,274
60	Intuitive Surgical, Inc. *	22,184
1,039	Medtronic, Inc.	63,410
766	ResMed, Inc. ^	38,346
730	St Jude Medical, Inc.	47,377
832	Stryker Corp.	70,296
600	Varian Medical Systems, Inc. *	49,470
612	Zimmer Holdings, Inc.	63,862
		826,560
	HEALTHCARE SERVICES - 0.7%
612	Aetna, Inc.	47,461
484	Cigna Corp.	43,454
763	Community Health Systems, Inc. *	31,871
474	Covance, Inc. *	39,750
594	DaVita HealthCare Partners, Inc. *	41,930
810	HCA Holdings, Inc. *	42,922
495	Laboratory Corp. of America Holdings *	50,777
959	MEDNAX, Inc. *	55,267
953	Quest Diagnostics, Inc. ^	57,075
564	UnitedHealth Group, Inc.	44,911
600	Universal Health Services, Inc.	53,742
498	WellPoint, Inc.	53,963
		563,123
	HOLDING COMPANIES DIVERS - 0.1%
1,687	Leucadia National Corp.	43,272

	HOME BUILDERS - 0.2%
1,098	DR Horton, Inc.	26,001
662	Lennar Corp. ^	27,076
35	NVR, Inc. * ^	38,977
1,306	PulteGroup, Inc.	25,545
851	Toll Brothers, Inc. *	30,823
		148,422
	HOME FURNISHINGS - 0.1%
239	Harman International Industries, Inc.	25,102
203	Whirlpool Corp.	29,141
		54,243

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	HOUSEHOLD PRODUCTS - 0.3%
917	Avery Dennison Corp.	$ 46,492
913	Church & Dwight Co., Inc.	63,207
820	Clorox Co. ^	73,489
595	Kimberly-Clark Corp.	66,848
		250,036
	HOUSEWARES - 0.1%
1,862	Newell Rubbermaid, Inc.	54,519

	INSURANCE - 1.3%
918	Aflac, Inc.	56,209
966	Allstate Corp.	56,279
1,154	American Financial Group, Inc.	67,371
1,308	Arthur J Gallagher & Co.	59,946
853	Assurant, Inc.	57,842
820	Chubb Corp.	75,981
1,360	Cincinnati Financial Corp.	66,667
2,147	Genworth Financial, Inc. *	36,478
694	Lincoln National Corp.	33,284
140	Markel Corp. *	89,631
1,331	Marsh & McLennan Cos., Inc.	66,909
765	MetLife, Inc.	38,961
935	Principal Financial Group, Inc.	43,730
2,313	Progressive Corp.	57,894
835	Torchmark Corp. ^	67,577
801	Travelers Cos., Inc. ^	74,853
1,232	Unum Group	41,777
1,652	WR Berkley Corp.	73,630
		1,065,019
	INTERNET - 0.5%
694	eBay, Inc. *	35,207
275	F5 Networks, Inc. *	29,851
277	Facebook, Inc. *	17,534
35	Google, Inc. *	19,634
35	Google, Inc. *	20,008
429	InterActiveCorp.	28,404
1,469	Liberty Interactive Corp. *	42,792
53	Netflix, Inc. *	22,145
31	Priceline Group, Inc. *	39,638
555	Rackspace Hosting, Inc. *	20,252
1,747	Symantec Corp.	38,417
242	TripAdvisor, Inc. * ^	23,515
1,002	VeriSign, Inc. * ^	50,180
821	Yahoo!, Inc. *	28,448
		416,025
	INVESTMENT COMPANIES - 0.1%
4,334	Ares Capital Corp.	74,718

	IRON/STEEL - 0.1%
996	Nucor Corp.	50,427
660	Reliance Steel & Aluminum Co.	47,487
		97,914
	LEISURE TIME - 0.2%
1,068	Carnival Corp.	42,752
752	Harley-Davidson, Inc. ^	53,573
275	Polaris Industries, Inc.	35,453
		131,778
	LODGING - 0.3%
818	Hyatt Hotels Corp. *	50,029
467	Las Vegas Sands Corp.	35,735
1,025	Marriott International, Inc. ^	63,160
658	Wyndham Worldwide Corp.	48,646
161	Wynn Resorts Ltd.	34,610
		232,180

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	MACHINERY-CONSTRUCTION & MINING - 0.1%
519	Caterpillar, Inc.	$ 53,057
676	Joy Global, Inc. ^	38,634
		91,691
	MACHINERY-DIVERSIFIED - 0.6%
812	AGCO Corp. ^	43,816
319	Cummins, Inc.	48,785
696	Deere & Co.	63,454
497	Flowserve Corp.	36,649
600	Graco, Inc.	43,788
103	Middleby Corp. *	24,598
700	Nordson Corp.	57,078
409	Rockwell Automation, Inc. ^	49,522
403	Roper Industries, Inc.	57,097
632	Wabtec Corp.	49,764
847	Xylem, Inc.	31,593
		506,144
	MEDIA - 0.8%
470	AMC Networks, Inc. *	29,084
639	CBS Corp.	38,091
876	Comcast Corp. ^	45,727
663	DIRECTV *	54,658
524	Discovery Communications, Inc. *	40,327
1,344	Gannett Co., Inc.	37,350
385	Liberty Media Corp. *	48,945
1,061	Nielsen NV	51,204
588	Scripps Networks Interactive, Inc.	44,958
11,282	Sirius XM Holdings, Inc. *	37,005
277	Time Warner Cable, Inc.	39,101
816	Time Warner, Inc.	56,981
588	Viacom, Inc.	50,174
623	Walt Disney Co. ^	52,338
		625,943
	METAL FABRICATE - 0.1%
195	Precision Castparts Corp.	49,331
528	Timken Co.	33,908
		83,239
	MINING - 0.1%
1,281	Freeport-McMoRan Copper & Gold, Inc.	43,618
1,211	Southern Copper Corp. ^	35,991
		79,609
	MISCELLANEOUS MANUFACTURING - 0.9%
476	3M Co.	67,854
691	Carlisle Cos., Inc.	58,638
602	Colfax Corp. *	43,820
743	Danaher Corp.	58,274
1,218	Donaldson Co., Inc.	49,609
618	Dover Corp. ^	53,877
2,206	General Electric Co.	59,099
789	Illinois Tool Works, Inc.	68,288
683	Pall Corp.	57,877
376	Parker Hannifin Corp.	47,087
458	SPX Corp.	47,925
846	Textron., Inc. ^	33,180
408	Trinity Industries., Inc.	35,304
		680,832
	OFFICE/BUSINESS EQUIPMENT - 0.0%
3,154	Xerox Corp.	38,952

	OIL & GAS - 1.3%
567	Apache Corp.	52,856
891	Cabot Oil & Gas Corp.	32,290
587	Chevron Corp.	72,078
259	Cimarex Energy Co.	33,445
266	Concho Resources, Inc. *	35,059

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	OIL & GAS (Continued) - 1.3%
1,043	ConocoPhillips	$ 83,377
264	Continental Resources, Inc. * ^	37,055
2,510	Denbury Resources, Inc.	42,394
967	Diamond Offshore Drilling, Inc. ^	49,375
438	EQT Corp.	46,813
719	Exxon Mobil Corp.	72,281
396	Gulfport Energy Corp. *	24,366
441	Helmerich & Payne, Inc. ^	48,488
609	Hess Corp.	55,602
620	HollyFrontier Corp. ^	30,535
1,320	Marathon Oil Corp.	48,391
339	Marathon Petroleum Corp.	30,303
749	Murphy Oil Corp.	46,191
612	Noble Energy, Inc.	44,107
641	Occidental Petroleum Corp.	63,901
501	Phillips 66	42,480
595	Valero Energy Corp.	33,350
		1,024,737
	OIL & GAS SERVICES - 0.4%
717	Baker Hughes, Inc.	50,563
515	Cameron International Corp. *	32,934
802	FMC Technologies, Inc. *	46,564
708	National Oilwell Varco, Inc.	57,964
525	Oceaneering International, Inc.	37,826
436	Oil States International, Inc. *	46,905
537	Schlumberger Ltd.	55,870
		328,626
	PACKAGING & CONTAINERS - 0.3%
1,086	Ball Corp.	65,551
1,280	Crown Holdings, Inc. *	62,528
476	Packaging Corp. of America	32,920
317	Rock-Tenn Co.	32,027
1,061	Sealed Air Corp.	34,939
		227,965
	PHARMACEUTICALS - 0.9%
370	Allergan, Inc.	61,960
971	AmerisourceBergen Corp.	71,058
761	Bristol-Myers Squibb Co.	37,852
939	Eli Lilly & Co.	56,209
710	Express Scripts Holding Co. *	50,744
760	Johnson & Johnson	77,110
257	McKesson Corp.	48,737
467	Mead Johnson Nutrition Co.	41,782
1,137	Merck & Co., Inc.	65,787
688	Mylan, Inc. * ^	34,290
2,011	Pfizer, Inc.	59,586
890	Quintiles Transnational Holdings, Inc. *	45,372
274	Salix Pharmaceuticals Ltd. * ^	31,258
		681,745
	PIPELINES - 0.2%
1,495	Kinder Morgan, Inc.	49,918
480	ONEOK, Inc.	30,955
1,677	Spectra Energy Corp.	68,053
		148,926
	REAL ESTATE - 0.1%
1,652	CBRE Group, Inc. *	49,296
322	Jones Lang LaSalle, Inc.	39,055
		88,351
	RETAIL - 2.5%
246	Advance Auto Parts, Inc.	30,546
787	AutoNation, Inc. *	44,993
105	AutoZone, Inc. *	55,913
590	Bed Bath & Beyond, Inc. *	35,901
1,850	Burger King Worldwide, Inc.	47,526

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	RETAIL (Continued) - 2.5%
517	Cabela's, Inc. * ^	$ 31,656
857	CarMax, Inc. * ^	37,974
54	Chipotle Mexican Grill, Inc. *	29,543
872	Coach, Inc.	35,499
1,225	Copart, Inc. *	43,573
538	Costco Wholesale Corp.	62,419
816	CVS Caremark Corp.	63,909
817	Darden Restaurants, Inc. ^	40,948
719	Dick's Sporting Goods, Inc.	31,960
707	Dollar General Corp. *	38,022
1,004	Dollar Tree, Inc. *	53,242
946	Dunkin' Brands Group, Inc. ^	42,343
767	Family Dollar Stores, Inc.	44,946
929	Foot Locker, Inc.	44,759
958	Gap, Inc.	39,498
737	Home Depot, Inc.	59,130
735	Kohl's Corp.	40,013
688	L Brands, Inc.	39,484
838	Lowe's Cos., Inc.	39,453
646	Macy's, Inc.	38,689
888	McDonald's Corp.	90,070
511	MSC Industrial Direct Co. Inc	46,997
855	Nordstrom, Inc. ^	58,191
201	Nu Skin Enterprises, Inc.	14,842
298	O'Reilly Automotive, Inc. * ^	44,089
225	Panera Bread Co. *	34,562
807	PetSmart, Inc.	46,378
2,962	Rite Aid Corp. *	24,762
713	Ross Stores, Inc.	48,805
1,288	Sally Beauty Holdings, Inc. *	32,999
567	Starbucks Corp.	41,527
861	Target Corp. ^	48,870
495	Tiffany & Co.	49,208
868	TJX Cos., Inc.	47,263
567	Tractor Supply Co.	36,866
230	Ulta Salon Cosmetics & Fragrance, Inc. *	19,527
1,005	Urban Outfitters, Inc. *	33,688
614	Walgreen Co.	44,153
1,030	Wal-Mart Stores, Inc.	79,073
739	Williams-Sonoma, Inc.	49,454
544	Yum! Brands, Inc.	42,057
		2,005,320
	SAVINGS & LOANS - 0.1%
5,576	Hudson City Bancorp, Inc.	54,478
3,435	New York Community Bancorp, Inc.	52,487
		106,965
	SEMICONDUCTORS - 0.8%
1,000	Altera Corp.	33,130
1,071	Analog Devices, Inc.	56,099
303	Cree, Inc. * ^	14,580
271	First Solar, Inc. *	16,742
1,978	Intel Corp. ^	54,039
666	KLA-Tencor Corp.	43,636
708	Lam Research Corp.	43,924
1,261	Linear Technology Corp.	58,208
1,490	Maxim Integrated Products, Inc.	51,033
1,035	Microchip Technology, Inc. ^	49,266
2,384	NVIDIA Corp. ^	45,296
717	QUALCOMM, Inc.	57,683
843	Skyworks Solutions, Inc.	36,510
1,259	Texas Instruments, Inc.	59,148
879	Xilinx, Inc.	41,278
		660,572

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	SHIPBUILDING - 0.1%
481	Huntington Ingalls Industries, Inc.	$ 48,018

	SOFTWARE - 0.9%
1,424	Activision Blizzard, Inc.	29,591
525	Adobe Systems, Inc. *	33,883
440	Akamai Technologies, Inc. *	23,910
519	ANSYS, Inc. *	38,121
713	Autodesk, Inc. *	37,340
1,888	CA, Inc.	54,167
669	Cerner Corp. *	36,159
485	Citrix Systems, Inc. *	30,055
930	Fidelity National Information Services, Inc.	50,360
1,075	Fiserv, Inc. *	64,618
883	Microsoft Corp.	36,150
1,087	MSCI, Inc. *	46,915
1,408	Oracle Corp. ^	59,164
1,543	Paychex, Inc.	63,433
1,114	PTC, Inc. *	40,995
525	Red Hat, Inc. *	26,313
279	Ultimate Software Group, Inc. *	35,469
286	Vmware, Inc. *	27,599
		734,242
	TELECOMMUNICATIONS - 0.4%
1,590	Amdocs Ltd.	76,511
1,898	Cisco Systems, Inc.	46,729
1,818	Corning, Inc.	38,723
635	Harris Corp.	49,054
1,257	Juniper Networks, Inc.	30,746
851	Motorola Solutions, Inc.	57,375
5,548	Windstream Holdings, Inc. ^	53,094
		352,232
	TEXTILES - 0.0%
257	Mohawk Industries, Inc. *	34,865

	TOYS/GAMES/HOBBIES - 0.0%
1,029	Mattel, Inc. ^	39,956

	TRANSPORTATION - 0.7%
843	CH Robinson Worldwide, Inc. ^	50,461
1,695	CSX Corp.	49,833
1,082	Expeditors International of Washington, Inc.	49,242
320	FedEx Corp.	46,131
488	Genesee & Wyoming, Inc. *	47,507
770	JB Hunt Transport Services, Inc.	59,798
314	Kansas City Southern	33,761
417	Kirby Corp. *	46,099
466	Norfolk Southern Corp.	46,949
875	Old Dominion Freight Line, Inc. *	55,965
322	Union Pacific Corp.	64,165
		549,911
	TRUCKING & LEASING - 0.0%
143	AMERCO	39,482

	WATER - 0.1%
1,415	American Water Works Co., Inc.	68,783

	TOTAL COMMON STOCK (Cost - $23,415,899)	23,827,751

	MUTUAL FUNDS - 52.8%
	ASSET ALLOCATION FUND - 13.8%
1,113,448	Compass EMP Market Neutral Income Fund - Cl. I +	10,956,329

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Shares		Value
	MUTUAL FUNDS (Continued) - 52.8%
	COMMODITY FUND - 7.6%
622,986	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	$ 6,030,507

	EQUITY FUNDS - 30.8%
563,165	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	6,960,718
813,622	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	9,161,381
601,535	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	8,325,251
		24,447,350
	FIXED INCOME FUND - 0.6%
45,282	Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I +	452,816

	TOTAL MUTUAL FUNDS (Cost - $39,691,122)	41,887,002

Principal	BONDS & NOTES - 1.5%
	BANKS - 0.7%
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	552,697

	TELECOMMUNICATIONS - 0.8%
600,000	AT&T, Inc., 2.40%, 8/15/16	619,029

	TOTAL BONDS & NOTES (Cost - $1,166,000)	1,171,726

	SHORT-TERM INVESTMENTS - 14.9%
	CERTIFICATES OF DEPOSIT - 4.5%
700,000	Banco do Brasil SA, 1.36%, 4/7/15	699,983
600,000	China Merchants Bank Co. Ltd., 1.18%, 1/26/15	600,000
700,000	Credit Comm De Belg, 0.87%, 3/27/15	700,000
700,000	Fortis Bank, 0.53%, 1/12/15	699,995
400,000	HSH Nordbank AG, 0.91%, 3/24/15	400,000
500,000	Itau Unibanco, 1.26%, 9/12/14	501,192
		3,601,170
	COMMERCIAL PAPER - 3.8%
600,000	Ford Motor Credit Co., 12/1/14	597,608
700,000	Intesa Funding LLC, 9/9/14	698,429
550,000	Romulus Funding Corp., 6/18/14	549,835
700,000	Shinhan Bank, 8/12/14	699,261
500,000	Wyndham Worldwide Corp., 6/5/14	499,966
		3,045,099
Shares
	MONEY MARKET FUNDS - 6.6%
5,082,098	AIM STIT - Liquid Assets Portfolio, 0.06% **	5,082,098
135,953	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% **	135,953
		5,218,051

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,864,321)	11,864,320

	COLLATERAL FOR SECURITIES LOANED - 3.1%
2,435,680	Mount Vernon Securities Lending Prime Portfolio	2,435,680
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,435,680)

	TOTAL INVESTMENTS - 102.3% (Cost - $78,573,022) (a)	$ 81,186,479
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3) %	(1,809,167)
	NET ASSETS - 100.0%	$ 79,377,312

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $78,592,745 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 3,119,523
	Unrealized depreciation	(525,789)
	Net unrealized appreciation	$ 2,593,734

LLC - Limited liability company.
+ Affiliated company.
^ Securities on loan.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on May 31, 2014.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1) %
	Commodity Futures - (0.1) %
10	Cocoa, Jul 2014	$ 307,100	$ 6,656
2	Coffee, Jul 2014	133,125	(21,725)
4	Copper Future, Jul 2014	312,350	9,437
10	Corn Future, Jul 2014	232,875	(21,237)
6	Cotton, Jul 2014	258,810	(15,324)
3	Crude Oil Future, Jul 2014	308,130	7,740
2	Gasoline RBOB, Jul 2014	249,640	6,586
2	Gold, Aug 2014	249,200	(9,110)
9	Lean Hogs, Jul 2014	433,710	(15,770)
12	Live Cattle, Aug 2014	665,280	1,785
8	LME Aluminum, Sep 2014	369,200	9,300
7	LME Zinc Future, Sep 2014	360,106	(4,462)
3	Natural Gas Future, Jul 2014	136,260	2,430
2	NY Harbor ULSD Futures, Jul 2014	24,260,880	(2,146)
1	Silver, Jul 2014	93,410	(7,210)
3	Soybean Future, Jan 2014	223,988	4,737
3	Soybean Meal, Jul 2014	150,060	9,630
13	Soybean Oil Future, Jul 2014	300,300	(31,854)
9	Wheat Future, Jul 2014	282,263	(21,637)
13	World Sugar #11, Jul 2014	253,053	(3,185)
	TOTAL LONG FUTURES CONTRACTS	$ 29,579,739	$ (95,359)

	SHORT FUTURES CONTRACTS - (0.2) %
	Equity Futures - (0.2) %
56	S&P E-Mini Future, Jun 2014	5,380,200	(179,571)
	TOTAL SHORT FUTURES CONTRACTS	$ 5,380,200	$ (179,571)

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014

			Compass EMP
	Compass EMP	Compass EMP	Alternative
	Multi-Asset	Multi-Asset	Strategies Fund
	Balanced Fund	Growth Fund	(Consolidated)
Assets:
Affiliated investments, at cost	$ 95,330,765	$ 47,294,194	$ 39,691,122
Unaffiliated investments, at cost	4,486,827	1,555,327	38,881,900
Total investments, at cost	$ 99,817,592	$ 48,849,521	$ 78,573,022
Affiliated investments, at value	$ 100,863,003	$ 52,534,490	$ 41,887,002
Unaffiliated investments, at value	4,486,827	1,555,327	39,299,477
Total investments, at value	$ 105,349,830	$ 54,089,817	$ 81,186,479
Receivables:
Capital shares sold	10,980	7,646	63,380
Interest and dividends	-	-	24,322
Deposit with broker for futures contracts	-	-	1,035,834
Securities lending	-	-	580
Due from Advisor	15,217	8,118	-
Prepaid expenses	40,012	31,668	57,914
Total Assets	105,416,039	54,137,249	82,368,509

Liabilities:
Payables:
Securities lending collateral	-	-	2,435,680
Investment advisory fees payable	-	-	102,856
Futures variation margin payable	-	-	274,930
Capital shares redeemed	166,587	29,467	94,979
Distribution fees	-	15,560	19,559
Fees payable to other affiliates	20,202	12,736	29,095
Other liabilities and accrued expenses	65,536	24,366	34,098
Total Liabilities	252,325	82,129	2,991,197

Net Assets	$ 105,163,714	$ 54,055,120	$ 79,377,312

Net Assets:
Paid in capital	$ 99,982,700	$ 48,551,274	$ 66,549,759
Accumulated net investment income (loss)	841,069	(337,207)	(658,926)
Accumulated net realized gain (loss) on investments	(1,192,293)	600,757	(4,580,910)
Net unrealized appreciation on investments, futures and
foreign currency	5,532,238	5,240,296	1,682,659
Net assets - controlling interest	105,163,714	54,055,120	62,992,582
Non-controlling interest	-	-	16,384,730
Net Assets	$ 105,163,714	$ 54,055,120	$ 79,377,312

Net Asset Value Per Share (a)
Class A
Net Assets	$ 81,178,052	$ 43,770,914	$ 50,838,326
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	6,612,450	3,563,127	4,875,256
Net asset value and redemption price per share	$ 12.28	$ 12.28	$ 10.43
Maximum offering price per share (b)	$ 13.03	$ 13.03	$ 11.07

Class C
Net Assets	$ 14,577,225	$ 6,339,153	$ 9,743,627
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	1,212,794	532,276	962,553
Net asset value, redemption price and offering price per share	$ 12.02	$ 11.91	$ 10.12

Class T
Net Assets	$ 9,408,437	$ 3,945,053	$ 2,410,629
Shares of beneficial interest outstanding ($0 par value,
unlimited shares authorized)	769,382	325,053	233,565
Net asset value and redemption price per share	$ 12.23	$ 12.14	$ 10.32
Maximum Offering price per share (b)	$ 12.67	$ 12.58	$ 10.69

(a)	For the Alternative Strategies Fund, Net Asset Value Per Share applies only to the controlling interest portion.
(b)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014

	Compass EMP	Compass EMP	Compass EMP
	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
Investment Income:
Affiliated dividend income	$ 1,163,775	$ 1,080,855	$ 310,152
Unaffiliated dividend income	-	-	197,432
Interest income	1,429	469	81,685
Securities lending income	-	-	1,209
Total Investment Income	1,165,204	1,081,324	590,478

Operating Expenses:
Management fees	-	-	300,410
Distribution fees:
Class A Shares	96,680	53,327	76,151
Class C Shares	75,281	29,373	55,417
Class T Shares	24,483	9,211	6,198
Administrators and related party fees	44,831	24,820	56,491
Registration fees	29,432	24,584	34,863
Non 12b-1 shareholder service fees	20,197	7,738	28,278
Professional fees	10,097	8,640	32,851
Printing and postage expense	10,002	5,112	11,510
Custodian fees	8,894	5,951	14,102
Compliance officer fees	10,064	5,174	11,572
Trustees' fees	1,741	1,741	4,906
Insurance expense	2,374	1,291	2,987
Interest/penalty on deficiency dividend	224,411	-	-
Miscellaneous expenses	5,276	2,425	14,378
Total Operating Expenses	563,763	179,387	650,114
Expenses reimbursed by administrator	(224,411)	-	-
Management fees recouped / (waived)	(15,217)	(22,276)	(103,839)
Net Operating Expenses	324,135	157,111	546,275

Net Investment Income	841,069	924,213	44,203

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments and foreign
currency transactions	-	-	27,228
Net realized gain / (loss) on affiliated investments	378,478	471,611	402,231
Net realized gain / (loss) on futures contracts	-	-	1,615,490
Net change in unrealized appreciation from unaffiliated
investments and foreign currency translations	-	-	372,239
Net change in unrealized appreciation from affiliated
investments	2,366,850	1,457,656	1,361,227
Net change in unrealized appreciation (depreciation)
from futures contracts	-	-	(1,147,216)
Net Realized and Unrealized Gain on Investments:	2,745,328	1,929,267	2,631,199

Net Increase in Net Assets
Resulting From Operations	$ 3,586,397	$ 2,853,480	$ 2,675,402

Net loss attributable to the non-controlling interest	-	-	(968,891)

Net Increase in Net Assets Resulting
From Operations - Controlling Interest	$ 3,586,397	$ 2,853,480	$ 1,706,511

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the		For the		For the
	Period Ended	For the	Period Ended	For the	Period Ended	For the
	May 31, 2014	Year Ended	May 31, 2014	Year Ended	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013	(Unaudited)	November 30, 2013	(Unaudited)	November 30, 2013

Operations:
Net investment income (loss)	$ 841,069	$ 211,099	$ 924,213	$ 301,152	$ 44,203	$ (556,789)
Net realized gain (loss) on investments, foreign currency	378,478	7,458,859	471,611	8,605,124	2,044,949	3,981,902
transactions & future contracts
Net change in unrealized appreciation (depreciation) on
investments, foreign currency translations & futures contracts	2,366,850	237,085	1,457,656	1,880,119	586,250	275,969
Net gain attributable to the non-controlling interest	-	-	-	-	(968,891)	456,576

Net increase in net assets resulting from operations	3,586,397	7,907,043	2,853,480	10,786,395	1,706,511	4,157,658

Distributions to Shareholders:
Net Realized Gains:
Class A	(5,092,004)	(2,672,969)	(5,990,425)	-	-	-
Class C	(1,107,628)	(735,234)	(823,835)	-	-	-
Class T	(680,225)	(410,692)	(514,682)	-	-	-
Net Investment Income:
Class A	-	(1,104,099)	(1,085,730)	-	-	-
Class C	-	(53,046)	(104,872)	-	-	-
Class T	-	(68,228)	(85,965)	-	-	-
Total Dividends and Distributions to Shareholders	(6,879,857)	(5,044,268)	(8,605,509)	-	-	-

Share Transactions of Beneficial Interest - Controlling Interest
Net proceeds from shares sold
Class A	9,695,761	62,488,448	3,333,596	31,589,743	3,104,828	9,971,959
Class C	789,771	1,760,046	1,076,902	830,245	311,364	754,433
Class T	574,107	1,051,841	704,098	974,678	82,139	291,516
Reinvestment of dividends and distributions
Class A	4,945,163	3,681,304	6,984,467	-	-	-
Class C	996,710	716,908	871,195	-	-	-
Class T	667,561	471,375	493,374	-	-	-
Cost of shares redeemed
Class A	(8,323,750)	(78,333,920)	(8,512,802)	(42,871,637)	(13,140,490)	(73,271,483)
Class C	(3,021,350)	(11,312,524)	(767,987)	(3,634,346)	(3,801,445)	(12,765,923)
Class T	(1,984,276)	(4,955,658)	(455,926)	(1,565,679)	(336,468)	(1,733,038)
Redemption Fees
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Class T	-	-	-	-	-	-
Net increase (decrease) in net assets from share transactions
of beneficial interest - Controlling Interest	4,339,697	(24,432,180)	3,726,917	(14,676,996)	(13,780,072)	(76,752,536)

Share Transactions of Beneficial Interest - Non-controlling Interest
Non-Controlling interest on dates of initial consolidation	-	-	-	-	-	18,857,566
Proceeds from shares sold	-	-	-	-	2,461,257	19,649,905
Cost of shares redeemed	-	-	-	-	(10,924,938)	(13,687,854)
Net loss attributable to non-controlling interest	-	-	-	-	968,891	(456,576)
Net increase in net assets from share transactions
of beneficial interest - Non-controlling Interest	-	-	-	-	(7,494,790)	24,363,041

Total Increase (Decrease) in Net Assets	1,046,237	(21,569,405)	(2,025,112)	(3,890,601)	(19,568,351)	(48,231,837)

Net Assets:
Beginning of year	104,117,477	125,686,882	56,080,232	59,970,833	98,945,663	147,177,500
End of year*	$ 105,163,714	$ 104,117,477	$ 54,055,120	$ 56,080,232	$ 79,377,312	$ 98,945,663
* Includes accumulated net
investment income (loss)	$ 841,069	$ -	$ (337,207)	$ 15,147	$ (658,926)	$ (703,129)

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Compass EMP Multi-Asset Balanced Fund		Compass EMP Multi-Asset Growth Fund		Compass EMP Alternative Strategies Fund

	For the		For the		For the
	Period Ended	For the	Period Ended	For the Year	Period Ended	For the
	May 31, 2014	Year Ended	May 31, 2014	Ended	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013	(Unaudited)	November 30, 2013	(Unaudited)	November 30, 2013

SHARE ACTIVITY
Class A:
Shares Sold	806,778	5,004,205	277,022	2,356,396	306,742	1,010,005
Shares Reinvested	422,303	304,336	610,530	-	-	-
Shares Redeemed	(690,756)	(6,294,256)	(667,770)	(3,212,939)	(1,295,699)	(7,415,927)
Net increase / (decrease) in shares of beneficial
interest outstanding	538,325	(985,715)	219,782	(856,543)	(988,957)	(6,405,922)

Class C:
Shares Sold	66,152	146,022	92,869	66,379	31,472	78,179
Shares Reinvested	86,670	60,133	78,274	-	-	-
Shares Redeemed	(256,597)	(937,191)	(66,030)	(295,636)	(384,967)	(1,320,389)
Net increase / (decrease) in shares of beneficial
interest outstanding	(103,775)	(731,036)	105,113	(229,257)	(353,495)	(1,242,210)

Class T:
Shares Sold	47,918	86,150	59,595	77,757	8,051	29,697
Shares Reinvested	57,154	39,076	43,584	-	-	-
Shares Redeemed	(164,510)	(403,323)	(38,801)	(122,678)	(33,442)	(177,222)
Net increase / (decrease) in shares of beneficial
interest outstanding	(59,438)	(278,097)	64,378	(44,921)	(25,391)	(147,525)

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the Five Month		For the
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)

Net asset value, beginning of period	$ 12.70		$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93
Activity from investment operations:
Net investment income	0.10	(3)	0.04	(3)	0.01	(3)	0.12		0.02		0.15
Net realized and unrealized gain	0.32		0.84		0.24		0.07	(4)	0.78		0.93
Total from investment operations	0.42		0.88		0.25		0.19		0.80		1.08
Less distributions from:
Net investment income	-		(0.16)		-		(0.10)		(0.02)		(0.15)
Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-		-
Total distributions	(0.84)		(0.54)		(0.07)		(0.65)		(0.02)		(0.15)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	-

Net asset value, end of period	$ 12.28		$ 12.70		$ 12.36		$ 12.18		$ 12.64		$ 11.86

Total return (6)	3.66%		7.36%		2.03%		1.40%		6.73%		9.87%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 81,178		$ 77,160		$ 87,255		$ 75,842		$ 35,516		$ 29,880
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.97%	(8)	1.08%		1.13%		1.22%		1.32%	(8)	1.37%
After fees waived and expenses absorbed/recouped (7)	0.50%	(8)	0.92%		1.15%		1.15%		1.15%	(8)	1.15%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.27%	(8)	0.13%		0.08%		0.61%		0.22%	(8)	1.12%
After fees waived and expenses absorbed/recouped (7)	1.74%	(8)	0.29%		0.06%		0.68%		0.39%	(8)	1.34%
Portfolio turnover rate	12%	(9)	111%		58%		235%		16%	(9)	96%

(1)	The Compass EMP Multi-Asset Balanced Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the Five Month		For the
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)

Net asset value, beginning of period	$ 12.50		$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92
Activity from investment operations:
Net investment income (loss)	0.07	(3)	(0.05)	(3)	(0.09)	(3)	0.04		(0.02)		0.08
Net realized and unrealized gain	0.29		0.83		0.24		0.06	(4)	0.78		0.91
Total from investment operations	0.36		0.78		0.15		0.10		0.76		0.99
Less distributions from:
Net investment income	-		(0.03)		-		(0.08)		-		(0.09)
Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-		-
Total distributions	(0.84)		(0.41)		(0.07)		(0.63)		-		(0.09)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)	-

Net asset value, end of period	$ 12.02		$ 12.50		$ 12.13		$ 12.05		$ 12.58		$ 11.82

Total return (6)	3.22%		6.64%		1.22%		0.65%		6.43%		9.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 14,577		$ 16,455		$ 24,847		$ 21,383		$ 10,691		$ 7,124
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.72%	(8)	1.83%		1.88%		1.97%		2.07%	(8)	2.13%
After fees waived and expenses absorbed/recouped (7)	1.25%	(8)	1.67%		1.90%		1.90%		1.90%	(8)	1.90%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	0.71%	(8)	(0.62)%		(0.67)%		(0.13)%		(0.53)%	(8)	0.32%
After fees waived and expenses absorbed/recouped (7)	1.18%	(8)	(0.46)%		(0.69)%		(0.06)%		(0.36)%	(8)	0.55%
Portfolio turnover rate	12%	(9)	111%		58%		235%		16%	(9)	96%

(1)	The Compass EMP Multi-Asset Balanced Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the
	Six Months Ended		For the		For the		For the		For the Five Month
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)

Net asset value, beginning of period	$ 12.67		$ 12.27		$ 12.12		$ 12.61		$ 11.84
Activity from investment operations:
Net investment income (loss)	0.09	(3)	0.01	(3)	(0.02)	(3)	0.08		0.01
Net realized and unrealized gain	0.31		0.84		0.24		0.07	(4)	0.77
Total from investment operations	0.40		0.85		0.22		0.15		0.78
Less distributions from:
Net investment income	-		(0.07)		-		(0.09)		(0.01)
Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-
Total distributions	(0.84)		(0.45)		(0.07)		(0.64)		(0.01)

Paid in capital from redemption fees	-		-	(5)	-	(5)	-	(5)	-	(5)

Net asset value, end of period	$ 12.23		$ 12.67		$ 12.27		$ 12.12		$ 12.61

Total return (6)	3.50%		7.14%		1.79%		1.10%		6.60%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,408		$ 10,502		$ 13,585		$ 13,513		$ 7,939
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.22%	(8)	1.33%		1.38%		1.47%		1.57%	(8)
After fees waived and expenses absorbed/recouped (7)	0.75%	(8)	1.17%		1.40%		1.40%		1.40%	(8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (7)	1.12%	(8)	(0.12)%		(0.17)%		0.41%		(0.03)%	(8)
After fees waived and expenses absorbed/recouped (7)	1.59%	(8)	0.04%		(0.19)%		0.48%		0.14%	(8)
Portfolio turnover rate	12%	(9)	111%		58%		235%		16%	(9)

(1)	The Compass EMP Multi-Asset Balanced Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5) Redemption fees resulted in less than $0.01 per share.
(6)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(7)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the Five Month		For the
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)

Net asset value, beginning of period	$ 13.97		$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56
Activity from investment operations:
Net investment income (loss)	0.22	(3)	0.08	(3)	(0.03)	(3)	0.10		(0.03)		0.03
Net realized and unrealized gain (loss)	0.39		2.23		(0.29)		(0.04)		1.45		0.83
Total from investment operations	0.61		2.31		(0.32)		0.06		1.42		0.86
Less distributions from:
Net investment income	(0.35)		-		-		(0.10)		-		(0.04)
Net realized gains	(1.95)		-		-		(0.78)		-		-
Total distributions	(2.30)		-		-		(0.88)		-		(0.04)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	-

Net asset value, end of period	$ 12.28		$ 13.97		$ 11.66		$ 11.98		$ 12.80		$ 11.38

Total return (5)	5.58%		19.81%		2.67%	#	0.08%		12.48%		8.12%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 43,771		$ 46,693		$ 48,959		$ 54,198		$ 15,832		$ 14,170
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	0.59%	(7)	1.09%		1.51%		1.68%		1.93%	(7)	1.97%
After fees waived and expenses absorbed (6)	0.50%	(7)	1.09%		1.45%		1.45%		1.45%	(7)	1.45%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	3.58%	(7)	0.58%		(0.28)%		0.03%		(1.12)%	(7)	(0.32)%
After fees waived and expenses absorbed (6)	3.67%	(7)	0.58%		(0.22)%		0.26%		(0.64)%	(7)	0.20%
Portfolio turnover rate	4%	(8)	151%		108%		341%		31%	(8)	115%

(1)	The Compass EMP Multi-Asset Growth Fund Class A commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the Five Month		For the
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (2)

Net asset value, beginning of period	$ 13.55		$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51
Activity from investment operations:
Net investment income (loss)	0.16	(3)	(0.02)	(3)	(0.11)	(3)	(0.02)		(0.07)		(0.02)
Net realized and unrealized gain (loss)	0.40		2.17		(0.29)		(0.02)		1.44		0.80
Total from investment operations	0.56		2.15		(0.40)		(0.04)		1.37		0.78
Less distributions from:
Net investment income	(0.25)		-		-		(0.03)		-		(0.01)
Net realized gains	(1.95)		-		-		(0.78)		-		-
Total distributions	(2.20)		-		-		(0.81)		-		(0.01)

Paid in capital from redemption fees	-		-	(4)	-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 11.91		$ 13.55		$ 11.40		$ 11.80		$ 12.65		$ 11.28

Total return (5)	5.24%		18.86%		(3.39)%	#	(0.71)%		12.15%		7.38%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,339		$ 5,787		$ 7,480		$ 7,432		$ 4,085		$ 3,363
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	1.33%	(7)	1.84%		2.26%		2.43%		2.68%	(7)	2.72%
After fees waived and expenses absorbed (6)	1.25%	(7)	1.84%		2.20%		2.20%		2.20%	(7)	2.20%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	2.70%	(7)	(0.16)%		(1.03)%		(0.57)%		(1.87)%	(7)	(0.96)%
After fees waived and expenses absorbed (6)	2.78%	(7)	(0.16)%		(0.97)%		(0.34)%		(1.39)%	(7)	(0.44)%
Portfolio turnover rate	4%	(8)	151%		108%		341%		31%	(8)	115%

(1)	The Compass EMP Multi-Asset Growth Fund Class C commenced operations on December 31, 2008.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class T
	For the
	Six Months Ended		For the		For the		For the		For the Five Month		For the
	May 31, 2014		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
	(Unaudited)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 13.81		$ 11.56		$ 11.90		$ 12.76		$ 11.36		$ 12.49
Activity from investment operations:
Net investment income (loss)	0.20		0.04	(3)	(0.05)	(3)	0.08		(0.04)		0.07
Net realized and unrealized gain (loss)	0.41		2.21		(0.29)		(0.05)		1.44		(1.15)
Total from investment operations	0.61		2.25		(0.34)		0.03		1.40		(1.08)
Less distributions from:
Net investment income	(0.33)		(0.33)		-		(0.11)		-		(0.05)
Net realized gains	(1.95)		(1.95)		-		(0.78)		-		-
Total distributions	(2.28)		(2.28)		-		(0.89)		-		(0.05)

Paid in capital from redemption fees	-		-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period	$ 12.14		$ 11.53		$ 11.56		$ 11.90		$ 12.76		$ 11.36

Total return (5)	5.49%		19.46%	#	(2.86)%	#	(0.23)%		12.32%		(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,945		$ 3,600		$ 3,532		$ 3,533		$ 932		$ 382
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (6)	0.84%	(7)	1.34%		1.76%		1.93%		2.18%	(7)	2.19%	(7)
After fees waived and expenses absorbed (6)	0.75%	(7)	1.34%		1.70%		1.70%		1.70%	(7)	1.70%	(7)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (6)	3.25%	(7)	0.31%		(0.53)%		(0.23)%		(1.37)%	(7)	0.13%	(7)
After fees waived and expenses absorbed (6)	3.34%	(7)	0.31%		(0.47)%		0.00%		(0.89)%	(7)	0.62%	(7)
Portfolio turnover rate	4%	(8)	151%		108%		341%		31%	(8)	115%	(8)

(1)	The Compass EMP Multi-Asset Growth Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class A
		For the
		Six Months Ended	For the		For the		For the		For the Five Month		For the
		May 31, 2014	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		(Unaudited)	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 10.07	$ 9.69		$ 10.28		$ 10.37		$ 9.46		$ 10.00
Activity from investment operations:
	Net investment income (loss)	0.01	(0.04)	(3)	(0.07)	(3)	(0.01)		(0.02)		-	(5)
	Net realized and unrealized gain (loss)	0.31	0.38		(0.52)		0.03	(4)	0.93		(0.54)
	Total from investment operations	0.32	0.34		(0.59)		0.02		0.91		(0.54)
Less distributions from:
	Net investment income	-	-		-		-		-		-
	Return of capital	-	-		-		(0.11)		-		-
Total distributions		-	-		-		(0.11)		-		-

Paid in capital from redemption fees		-	-		-	(6)	-	(6)	-	(6)	-	(6)

Less loss attributable to non-controlling interest (3)		0.04	0.04		-		-		-		-

Net asset value, end of period		$ 10.43	$ 10.07		$ 9.69		$ 10.28		$ 10.37		$ 9.46

Total return (7)		3.58%	3.92%		(5.74)%		0.17%		9.62%		(5.40)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 59,079	$ 59,079		$ 118,926		$ 187,460		$ 4,776		$ 1,266
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	1.99%	2.34%	(9)	1.37%		1.45%		4.21%	(10)	13.37%	(10)
	After fees waived and expenses absorbed/recouped (8)	1.67%	2.27%	(9)	1.41%		1.45%		1.45%	(10)	1.45%	(10)
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	(0.20)%	(0.59)%	(9)	(0.67)%		(0.10)%		(3.51)%	(10)	(11.88)%	(10)
	After fees waived and expenses absorbed/recouped (8)	0.12%	(0.52)%	(9)	(0.71)%		(0.10)%		(0.75)%	(10)	0.04%	(10)
Portfolio turnover rate		16%	153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment income resulted in less than $0.01 per share
(6)	Redemption fees resulted in less than $0.01 per share.
(7)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.60%
	After fees waived and expenses absorbed/recouped (8)	0.50%
	Ratios of net investment loss to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.68%
	After fees waived and expenses absorbed/recouped (8)	0.78%
(10)	Annualized.
(11)	Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C
	For the
	Six Months Ended	For the		For the		For the		For the Five Month		For the
	May 31, 2014	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
	(Unaudited)	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$ 9.82	$ 9.51		$ 10.17		$ 10.29		$ 9.41		$ 10.00
Activity from investment operations:
Net investment income (loss)	0.01	(0.11)	(3)	(0.15)	(3)	(0.04)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	0.25	0.38		(0.51)		(0.02)		0.93		(0.58)
Total from investment operations	0.26	0.27		(0.66)		(0.06)		0.88		(0.59)
Less distributions from:
Net investment income	-	-		-		-		-		-
Return of capital	-	-		-		(0.06)		-		-
Total distributions	-	-		-		(0.06)		-		-

Paid in capital from redemption fees	-	-		-	(4)	-	(4)	-	(4)	-	(4)

Less loss attributable to non-controlling interest (3)	0.04	0.04		-		-		-		-

Net asset value, end of period	$ 10.12	$ 9.82		$ 9.51		$ 10.17		$ 10.29		$ 9.41

Total return (5)	3.05%	3.26%		(6.49)%		(0.61)%		9.35%		(5.90)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12,918	$ 12,918		$ 24,340		$ 23,893		$ 1,183		$ 733
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.74%	3.09%	(7)	2.12%		2.20%		4.96%	(8)	14.12%	(8)
After fees waived and expenses absorbed/recouped (6)	2.42%	3.02%	(7)	2.16%		2.20%		2.20%	(8)	2.20%	(8)
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (6)	(0.20)%	(1.88)%	(7)	(1.42)%		(1.05)%		(4.26)%	(8)	(12.60)%	(8)
After fees waived and expenses absorbed/recouped (6)	0.12%	(1.81)%	(7)	(1.46)%		(1.05)%		(1.50)%	(8)	(0.68)%	(8)
Portfolio turnover rate	16%	153%		137%		278%		24%	(9)	81%	(9)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	1.35%
After fees waived and expenses absorbed/recouped (8)	1.25%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)	(0.01)%
After fees waived and expenses absorbed/recouped (8)	0.09%
(8) Annualized.
(9) Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

		Class T
		For the
		Six Months Ended	For the		For the		For the		For the Five Month		For the
		May 31, 2014	Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		(Unaudited)	November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.98	$ 9.62		$ 10.24		$ 10.34		$ 9.44		$ 10.00
Activity from investment operations:
	Net investment income (loss)	0.01	(0.06)	(3)	(0.04)	(3)	(0.02)		(0.03)		-	(5)
	Net realized and unrealized gain (loss)	0.29	0.38		(0.58)		0.02	(4)	0.93		(0.56)
	Total from investment operations	0.30	0.32		(0.62)		-		0.90		(0.56)
Less distributions from:
	Net investment income	-	-		-		-		-		-
	Return of capital	-	-		-		(0.10)		-		-
Total distributions		-	-		-		(0.10)		-		-

Paid in capital from redemption fees		-	-		-	(6)	-	(6)	-	(6)	-	(6)

Less loss attributable to non-controlling interest (3)		0.04	0.04		-		-		-		-

Net asset value, end of period		$ 10.32	$ 9.98		$ 9.62		$ 10.24		$ 10.34		$ 9.44

Total return (7)		3.41%	3.74%		(6.06)%		(0.07)%		9.53%		(5.60)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 2,585	$ 2,585		$ 3,912		$ 3,132		$ 118		$ 30
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		2.24%	2.59%	(9)	1.62%		1.70%		4.46%	(10)	13.62%	(10)
After fees waived and expenses absorbed/recouped (8)		1.92%	2.52%	(9)	1.66%		1.70%		1.70%	(10)	1.70%	(10)
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)		(0.20)%	(0.87)%	(9)	(0.92)%		(0.55)%		(3.76)%	(10)	(12.15)%	(10)
After fees waived and expenses absorbed/recouped (8)		0.12%	(0.80)%	(9)	(0.96)%		(0.55)%		(1.00)%	(10)	(0.23)%	(10)
Portfolio turnover rate		16%	153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.
(6)	Redemption fees resulted in less than $0.01 per share.
(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the non-controlling interest. Excluding the non-controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)		0.85%
After fees waived and expenses absorbed/recouped (8)		0.75%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed/recouped (8)		0.41%
After fees waived and expenses absorbed/recouped (8)		0.51%
(10)	Annualized.
(11)	Not annualized.

See accompanying notes to consolidated financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series:  Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund (each a "Fund" and collectively, the "Funds").  The Funds were previously part of Mutual Fund Series Trust, formerly known as the Catalyst Funds and reorganized into the Trust on March 29, 2013.  On July 19, 2013 each Fund changed its investment objective, and the investment objectives of each Fund as of that date are set forth below.  The Funds also changed their investment strategies to primarily invest in the remaining thirteen series in the Trust.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

Compass EMP Multi-Asset Growth Fund ("Growth Fund") commenced operations on December 31, 2008.  The Fund’s investment objective is to achieve long-term capital appreciation.

Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer three classes of shares, Class A, Class C and Class T.  Each class differs as to sales and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The Funds invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.  Debt securities may be valued at prices supplied by the Funds’ pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets as of May 31, 2014:

Multi-Asset Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 100,863,003	$ -	$ -	100,863,003
Short-Term Investments	4,486,827	-	-	4,486,827
Total	$ 105,349,830	$ -	$ -	$ 105,349,830
Liabilities
Futures Contracts*	$ -	$ -	$ -	$ -
Total	$ -	$ -	$ -	$ -

Multi-Asset Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 52,534,490	$ -	$ -	52,534,490
Short-Term Investments	1,555,327	-	-	1,555,327
Total	$ 54,089,817	$ -	$ -	$ 54,089,817

Alternative Strategies Fund **

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 23,827,751	$ -	$ -	23,827,751
Mutual Funds *	41,887,002	-	-	41,887,002
Bonds & Notes *	-	1,171,726	-	1,171,726
Short-Term Investments	5,218,051	6,646,269	-	11,864,320
Collateral for Securities Loaned	2,435,680	-	-	-
Total	$ 73,368,484	$ 7,817,995	$ -	$ 81,186,479
Liabilities
Futures Contracts	$ 274,930	$ -	$ -	$ 274,930
Total	$ 274,930	$ -	$ -	$ 274,930

*Please refer to the Schedule of Investments for industry classifications.

**Consolidated

The Funds did not hold any Level 3 securities during the current period presented.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

b) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin”, are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Alternative Fund* as of May 31, 2014:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Futures variation margin receivable	$ -	Futures variation margin payable	$ (179,571)

Commodity contracts:	Futures variation margin receivable	$ -	Futures variation margin payable	$ (95,359)

		$ -		$ (274,930)

The effect of derivative instruments on the Consolidated Statements of Operations for the six months ended May 31, 2014 is as follows:

Alternative Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 405,877	$ (905,915)

Commodity contracts:	Net realized loss on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	1,209,613	(241,301)

Total		$ 1,615,490	$ (1,147,216)

*Consolidated

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

c) Consolidation of Subsidiaries – Each Fund may invest up to 25% of its total assets in a wholly-owned Controlled Foreign Corporation (the "CFC"). Each CFC may invest primarily in (long and short) commodity, currency and financial futures, as well as fixed income securities and other investments intended to serve as margin or collateral for the CFC's derivative positions.  When viewed on a consolidated basis, each CFC is subject to the same investment restrictions as the Fund.  During the six months ended May 31, 2014 the Funds’ did not invest in their respective CFC’s.

During the six months ended May 31, 2014, the Alternative Fund had a controlling interest in each of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund.  The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs.  The consolidated Statements of Assets and Liabilities of the Alternative Fund includes the assets and liabilities of the Compass EMP Long Short Strategies Fund and the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and its wholly owned CFC.  The consolidated Statements of Operations, Changes in Net Assets and Financial Highlights of the Alternative Fund include the activity of its wholly owned CFC, the activity of the Compass EMP Long Short Strategies Fund, the activity of  the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and its wholly owned CFC for the period December 1, 2013 through May 31, 2014, and the activity of the Compass EMP Commodity Strategies Volatility Weighted Fund for the period December 1, 2013 through March 7, 2014 at which time it no longer maintained a controlling interest.  All inter-company accounts and transactions have been eliminated in consolidation.

d) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.  During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.  The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011.  In order to qualify for this relief, the Balanced Fund paid to its shareholders a “deficiency dividend” and will need to pay interest and penalties to the Internal Revenue Service.  The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by the Administrator.  As of May 31, 2014 interest and penalties are estimated to be $224,411.

As of and during the year ended November 30, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations. As of November 30, 2013, the Funds did not incur any interest or penalties except as described above. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (for the five month period ended November 30, 2010 and the years ended November 30, 2011, November 30, 2012 and November 30, 2013) and has concluded that no provision for income tax is required in these financial statements. These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class of shares based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

k) Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations, if any.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

(2)

INVESTMENT TRANSACTIONS

For the six months ended May 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 11,777,061	$ 13,399,863
Growth Fund	2,186,829	5,921,250
Alternative Fund	29,202,383	11,201,326

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of a management agreement between Compass and the Trust (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  As of July 19, 2013, the Funds no longer charge a management fee.  The Management Fees listed for the Alternative Fund are consolidated and include the annualized fee paid to the Manager of 1.25% by the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and 1.25% by the Compass EMP Long-Short Strategies Fund for the period December 1, 2013 through May 31, 2014 and 1.05% by the Compass EMP Commodity Strategies Volatility Weighted Fund for the period December 1, 2013 through March 7, 2014.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, (if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).

As of the date of the report, the Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.25% of the Balanced Fund's, the Growth Fund’s and the Alternative Fund’s average daily net assets through July 31, 2015.  The waived fees for the Alternative Fund are consolidated and include fees waived by the Manager limiting the operating expenses to 1.35% for the Compass EMP Long Short Strategies Fund and 1.35% for the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund for the period December 1, 2013 through May 31, 2014 and 1.15% for the Compass EMP Commodity Strategies Volatility Weighted Fund for the period December 1, 2013 through March 7, 2014.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended May 31, 2014, the Manager waived management fees and recouped expenses as follows:

	Management	Expense Reimbursements / Waivers
Fund	Fees Waived	Recouped
Balanced Fund	$ 15,217	$ -
Growth Fund	22,276	-
Alternative Fund	103,839	-

As of May 31, 2014, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	November 30, 2016	November 30, 2015	November 30, 2014
Balanced Fund	$ -	$ -	$ 52,966
Growth Fund	-	43,253	103,575
Alternative Fund	69,975	-	-

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“Gemini”).  Pursuant to the Services Agreement, Gemini provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Gemini’s services to the Funds, the Funds pay customary fees to Gemini.

Certain officers of the Funds are officers and/or employees of Gemini.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares that allows the Funds to pay distribution and shareholder servicing fees of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares and up to 0.50% for the Class T shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees, and this is the maximum currently authorized by the Board of Trustees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  Class T shares are currently paying 0.50% per annum of 12b-1 fees.  These fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.  For the six months ended May 31, 2014, the Funds incurred 12b-1 fees attributable to Class A, Class C and Class T shares as follows:

Fund	Class A	Class C	Class T
Balanced Fund	$ 96,680	$ 75,281	$ 24,483
Growth Fund	53,327	29,373	9,211
Alternative Fund	76,151	55,417	6,198

A maximum sales charge of 5.75% is imposed on Class A shares of the Funds and a maximum sales charge of 3.50% is imposed on Class T shares of the Funds.  For the six months ended May 31, 2014, the Distributor received sales charges on sales of the Funds Class A shares and Class T shares.  The Distributor and the Manager have advised the Funds that the amounts are as follows:

Fund	Class A	Class T
Balanced Fund	$ 2,185	$ 2,486
Growth Fund	1,506	1,139
Alternative Fund	100	389

(4)

 SECURITIES LENDING

The Compass EMP Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.   The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2014.

Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Alternative Fund	$ 212,778	$ -	$ 551,594	$ 764,372

(5)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the controlling interests from consolidated entities.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Balanced Fund	$ -
Growth Fund	-
Alternative Fund	597,569

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At November 30, 2013, the Alternative Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, reclassifications of Fund distributions and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassification for the following Funds for the year ended November 30, 2013 as follows:

(6)

UNDERLYING FUND RISK

The Funds invest in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each exchange-traded fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7)

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Compass EMP Multi-Asset Growth Fund currently invests a portion of its assets in the Compass EMP US 500 Enhanced Volatility Weighted Fund (the “US 500 EVW Fund”). The Fund may redeem its investment from the US 500 EVW Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the US 500 EVW Fund. The financial statements of the US 500 EVW Fund, including the portfolio of investments, can be found at Compass’ website www.compassemp.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2014 the percentage of the Compass EMP Multi-Asset Growth Fund’s net assets invested in the US 500 EVW Fund was 25.84%.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

(8)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2014, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

NFS LLC FEBO

Multi-Asset Balanced

55.43%

NFS LLC FEBO

Multi-Asset Growth

58.12%

(9)

INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor.  Companies which are affiliates of the Funds’ at May 31, 2014 are noted in the Funds’ Schedule of Investments.   Transactions during the year with companies which are affiliates are as follows:

Fund	Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period

Balanced Fund	Compass EMP Enhanced Fixed Income Fund - Cl. I	$ 23,518,794	$ 1,293,617	$ 7,320,593	$ 87,043	$ 143,587	$ 30,528	$ 17,722,448
Balanced Fund	Compass EMP Market Neutral Income Fund - Cl. I	7,828,127	6,377,115	303,089	(11,980)	69,910	5,280	13,960,083
Balanced Fund	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	3,736,631	121,777	1,002,986	14,856	80,514	-	2,950,792
Balanced Fund	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	3,639,810	125,976	1,124,366	35,467	243,810	-	2,920,697
Balanced Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	2,780,459	235,339	33,146	374	104,721	4,184	3,087,747
Balanced Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,259,847	588,522	536,686	35,017	461,655	273,040	11,808,355
Balanced Fund	Compass EMP International 500 Volatility Weighted Fund - Cl. I	8,433,817	441,096	318,052	19,464	286,970	279,977	8,863,295
Balanced Fund	Compass EMP Long/Short Strategies Fund - Cl. I	6,772,303	248,221	174,573	315	7,097	-	6,853,363
Balanced Fund	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	2,730,365	1,522,762	75,993	(2,273)	148,450	50,793	4,323,311
Balanced Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	14,779,072	248,991	1,490,335	120,378	602,463	179,178	14,260,570
Balanced Fund	Compass EMP US 500 Volatility Weighted Fund - Cl. I	10,560,522	339,859	724,172	56,142	473,768	162,467	10,706,119
Balanced Fund	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	3,700,731	233,786	295,872	23,675	(256,091)	178,328	3,406,223
	TOTAL	$ 99,740,478	$ 11,777,061	$ 13,399,863	$ 378,478	$ 2,366,854	$ 1,163,775	$ 100,863,003

Fund	Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period

Growth Fund	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	$ 2,991,563	$ 326,651	$ 216,413	$ 648	$ 106,269	$ 4,201	$ 3,208,717
Growth Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,810,179	97,691	900,101	100,804	388,301	273,976	11,496,874
Growth Fund	Compass EMP International 500 Volatility Weighted Fund - Cl. I	8,875,346	669,163	619,039	36,169	275,138	281,026	9,236,777
Growth Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	15,437,934	462,322	2,654,451	203,990	518,246	179,781	13,968,041
Growth Fund	Compass EMP US 500 Volatility Weighted Fund - Cl. I	11,153,614	360,666	960,860	65,893	473,972	162,945	11,093,285
Growth Fund	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	4,071,008	270,336	570,386	64,107	(304,270)	178,926	3,530,796
	TOTAL	$ 54,339,644	$ 2,186,829	$ 5,921,250	$ 471,611	$ 1,457,656	$ 1,080,855	$ 52,534,490

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2014

Fund	Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Reallized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period

Alternative Fund	Compass EMP Market Neutral Income Fund - Cl. I	$ 12,978,762	$ -	$ 2,048,352	$ (24,946)	$ 50,865	$ 7,562	$ 10,956,329
Alternative Fund	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	9,613,933	-	4,262,122	192,164	486,532	-	6,030,507
Alternative Fund	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	7,719,112	296,071	1,347,180	90,726	201,989	181,714	6,960,718
Alternative Fund	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	7,195,663	2,709,882	1,062,447	(30,294)	348,577	-	9,161,381
Alternative Fund	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	10,095,313	-	2,217,907	174,581	273,264	119,174	8,325,251
Alternative Fund	Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I	791,063	-	-	-	-	1,702	452,816
	TOTAL	$ 48,393,846	$ 3,005,953	$ 10,938,008	$ 402,231	$ 1,361,227	$ 310,152	$ 41,887,002

The financial statements of the Compass Funds not included in this Annual Report, including the portfolio of investments, can be found at the Compass EMP Funds website www.compassempfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds financial statements.

(10)

INVESTMENTS IN MAJORITY OWNED SUBSIDIARIES

As explained in Note (c), the Alternative Fund, as a result of acquiring a controlling interest in Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Fund and its wholly owned CFC, and Compass EMP Commodity Strategies Volatility Weighted Fund and its wholly owned CFC, has presented its financial statements on a consolidated basis.  The following schedule shows the details of and changes in the components of Non-Controlling Interest during the six months ended May 31, 2014.

			Accumulated Net	Net Unrealized
			Realized Gain (Loss)	Appreciation (Depreciation)
		Undistributed	on Investments,	on Investments,
		Investment	Foreign Currency and	Foreign Currency and
	Paid In Capital	Income (Loss)	Futures Contracts	Futures Contracts	Total

Non-Controlling Interest on Dates at November 30, 2013	$ 24,932,122	$ (133,907)	$ (835,596)	$ 400,422	$ 24,363,041

Change in Non-Controlling Interest from Shares Transactions

Proceeds from shares sold	2,461,257				2,461,257

Cost of shares Redeemed	(11,408,459)				(11,408,459)

Net Change in Non-Controlling Interest from Share Transactons	(8,947,202)				(8,947,202)

Net loss attributable to Non-Controlling Interest consisting of:

Net Investment Loss		(72,776)			(72,776)

Net realized gain(loss) on investments, foreign currency
and futures contracts			697,875		697,875

Net change in unrealized appreciation (depreciation) on
investments, foreign currency and futures contracts				343,792	343,792

Net loss attributable to Non-Controlling Interest	-	(72,776)	697,875	343,792	968,891

Non-Controlling Interest at May 31, 2014	$ 15,984,920	$ (206,683)	$ (137,721)	$ 744,214	$ 16,384,730

(11)

  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMPASS EMP FUNDS

EXPENSE EXAMPLES

May 31, 2014 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from a Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(a)	Ending Account Value 5/31/14	Expenses Paid During Period
Compass Multi-Asset Balanced Fund – Class A	0.50%	$1,000.00	$1,036.60	$ 2.55	$1,022.56	$ 2.54
Compass Multi-Asset Balanced Fund – Class C	1.25%	$1,000.00	$1,032.20	$ 6.37	$1,018.80	$ 6.33
Compass Multi-Asset Balanced Fund – Class T	0.75%	$1,000.00	$1,035.00	$ 3.83	$1,021.31	$ 3.80
Compass Multi-Asset Growth Fund – Class A	0.50%	$1,000.00	$1,055.80	$ 2.58	$1,022.56	$ 2.54
Compass Multi-Asset Growth Fund – Class C	1.25%	$1,000.00	$1,052.40	$ 6.43	$1,018.80	$ 6.33
Compass Multi-Asset Growth Fund – Class T	0.75%	$1,000.00	$1,054.90	$ 3.86	$1,021.31	$ 3.80
Compass Alternative Strategies Fund – Class A	0.50%	$1,000.00	$1,035.80	$ 2.55	$1,022.56	$ 2.54
Compass Alternative Strategies Fund – Class C	1.25%	$1,000.00	$1,030.50	$ 6.36	$1,018.80	$ 6.33
Compass Alternative Strategies Fund – Class T	0.75%	$1,000.00	$1,034.10	$ 3.82	$1,021.31	$ 3.80

(a) Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE

Rev. July 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates' everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

■  Compass EMP Funds Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Compass EMP Trust

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

8/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

8/11/14

By (Signature and Title)

/s/Robert W. Walker

Robert W. Walker, Treasurer

Date

8/11/14